Financial instruments and related disclosures - Summary of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 12,869	£ 15,734
Financial assets, at fair value	12,869	15,734
Financial liabilities	(37,223)	(41,442)
Financial liabilities, at fair value	(37,414)	(41,068)
Net financial assets and financial liabilities excluding lease liabilities	(24,354)	(25,708)
Net financial assets and financial liabilities excluding lease liabilities, at fair value	(24,545)	(25,334)
Assets held for sale	76	98
Financial liabilities measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(16,811)	(19,979)
Borrowings excluding obligations under finance lease, at fair value	(17,002)	(19,605)
Financial liabilities measured at amortised cost: | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(13,383)	(14,065)
Financial liabilities, at fair value	(13,383)	(14,065)
Financial liabilities measured at amortised cost: | Other provisions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(199)	(63)
Financial liabilities, at fair value	(199)	(63)
Financial liabilities measured at amortised cost: | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(54)	(84)
Financial liabilities, at fair value	(54)	(84)
– bonds in a designated hedging relationship | Financial liabilities measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(5,348)	(6,322)
Borrowings excluding obligations under finance lease, at fair value	(5,233)	(6,035)
– other bonds | Financial liabilities measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(10,456)	(12,017)
Borrowings excluding obligations under finance lease, at fair value	(10,762)	(11,930)
– bank loans and overdrafts | Financial liabilities measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(191)	(447)
Borrowings excluding obligations under finance lease, at fair value	(191)	(447)
– commercial paper in a designated hedging relationship | Financial liabilities measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(148)	(443)
Borrowings excluding obligations under finance lease, at fair value	(148)	(443)
– other commercial paper | Financial liabilities measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(667)	(748)
Borrowings excluding obligations under finance lease, at fair value	(667)	(748)
– other borrowings | Financial liabilities measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(1)	(2)
Borrowings excluding obligations under finance lease, at fair value	(1)	(2)
Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(6,662)	(7,068)
Financial liabilities, at fair value	(6,662)	(7,068)
Other non-current assets | Financial assets measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Financial assets	9	21
Financial assets, at fair value	9	21
Other non-current assets | Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Disclosure of detailed information about financial instruments [line items]
Financial assets	18	13
Financial assets, at fair value	18	13
Trade and other receivables | Financial assets measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,829	3,789
Financial assets, at fair value	3,829	3,789
Trade and other receivables | Financial assets measured at fair value through other comprehensive income (FVTOCI):
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,541	2,327
Financial assets, at fair value	2,541	2,327
Trade and other receivables | Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Disclosure of detailed information about financial instruments [line items]
Financial assets	23	50
Financial assets, at fair value	23	50
Liquid investments | Financial assets measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Financial assets	42	67
Financial assets, at fair value	42	67
Cash and cash equivalents | Financial assets measured at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,942	1,324
Financial assets, at fair value	1,942	1,324
Cash and cash equivalents | Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Disclosure of detailed information about financial instruments [line items]
Financial assets	994	2,399
Financial assets, at fair value	994	2,399
Other investments designated at FVTOCI | Financial assets measured at fair value through other comprehensive income (FVTOCI):
Disclosure of detailed information about financial instruments [line items]
Financial assets	931	1,153
Financial assets, at fair value	931	1,153
Current equity investments and other investments | Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,410	4,401
Financial assets, at fair value	2,410	4,401
Held for trading derivatives that are not in a designated and effective hedging relationship | Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Disclosure of detailed information about financial instruments [line items]
Financial assets	98	165
Financial assets, at fair value	98	165
Held for trading derivatives that are not in a designated and effective hedging relationship | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(78)	(77)
Financial liabilities, at fair value	(78)	(77)
Derivatives designated and effective as hedging instruments (fair value movements through other comprehensive income)
Disclosure of detailed information about financial instruments [line items]
Financial assets	32	25
Financial assets, at fair value	32	25
Financial liabilities	(36)	(106)
Financial liabilities, at fair value	£ (36)	£ (106)